SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-	SHAREHOLDERS' EQUITY

a.	Share capital:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.	Stock option plans:

Description of plans:

In October 2008, the Company's Board of Directors adopted the 2008 Stock Incentive Plan (the "2008 Plan") with 1,000,000 shares or stock options available for grant and a sub-plan to enable qualified optionees certain tax benefits under the Israeli Income Tax Ordinance. Among the incentives that may be adopted are stock options, performance share awards, performance share unit awards, restricted shares, RSUs awards and other stock-based awards. During the years commencing in 2010 and through December 31, 2023, the Company's Board of Directors approved, in the aggregate, an increase of 10,441,761 shares to the number of shares available for grant under the 2008 Plan, bringing the total number of shares available for grant to 11,441,761. As of December 31, 2023, no shares were available for future grants under the 2008 Plan.

After the end of the reporting period, on February 25, 2024 the Company's Board of Directors approved an increase of 70,000 shares to the number of shares available for grant under the Company's 2008 Share Incentive Plan.

The options granted under the 2008 Plan to our employees generally vest over a four-year period. The options granted under the 2008 Plan to our directors generally vest ratably each quarter over a three-year period except in the case of the grant to our Chairman of the Board of Directors, in which the options vest ratably each quarter over a four-year period.

In February 2019, the 2008 Plan was amended to include a dividend adjustment, whereby unless otherwise is resolved by the Board of Directors, the exercise price of each outstanding share option (whether vested or not) (as such term is defined in the 2008 Plan), shall be reduced by an amount equal to the cash dividend per share distributed on the applicable distribution date. The amendment applied to the dividend distributed by the Company’s Board of Directors in April 2019, and the following dividends declared since, as described below. In addition, the amendment stipulates that the administrating committee may apply a “net exercise” payment method, whereby a certain number of ordinary shares to which a participant is entitled, may be withheld according to the formula set forth in the amendment.

Valuation assumptions:

The Company selected the Black-Scholes-Merton option-pricing model as the most appropriate fair value method for its stock options awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term.

Options granted to employees and directors:

The fair value of the Company's stock options granted in the years ended December 31, 2023, 2022 and 2021 was estimated using the following weighted average assumptions:

	Year ended December 31,
	2023	2022	2021

Risk free interest	3.57%-4.58%	1.41%-4.15%	0.26%-1.14%
Dividend yields	0%	0%	0%
Volatility	52.77%-53.87%	51.45%-52.95%	41.09%-50.62%
Expected term (in years)	3.85-3.92	3.92-4.00	4.00-4.04

A summary of employees’ and directors’ option balances under the 2008 Plan as of December 31, 2023 and changes during the year then ended are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2023	3,441,644	$8.1	4.1	$80

Granted	2,807,500	$5.9
Exercised	(97,268)	$5.3
Forfeited and cancelled	(472,101)	$9.9

Outstanding as of December 31, 2023	5,679,775	$6.9	4.2	$817

Exercisable as of December 31, 2023	1,562,275	$8.0	2.8	$55

The weighted-average grant-date fair value of options granted during the years ended December 31, 2023, 2022 and 2021 were $2.50, $3.08 and $2.72, respectively.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on that date. These amounts changed based on the fair market value of the Company's stock. Total intrinsic value of options exercised for the years ended December 31, 2023, 2022 and 2021 was $104, $565 and $14,318, respectively.

Additional stock-based compensation data:

As of December 31, 2023, there was $8,326 of unrecognized compensation costs related to non-vested stock-based compensation arrangements granted under the 2008 Plan. The cost is expected to be recognized over a weighted-average period of 2.96 years.

c.	As part of DPI’s acquisition, the Company issued ordinary shares and might issue additional ordinary shares in the future upon meeting certain criteria. For additional details, see Note 17.

d.
During the years ended December 31, 2023, 2022 and 2021, the stock-based compensation expenses, including with respect to the Service Based Earn-Out and the Bonus Amount as defined in Note 17, were recognized in the consolidated statement of income (loss) in the following line items:

	Year ended December 31,
	2023	2022	2021

Cost of revenues of products	$185	$147	$137
Cost of revenues of services	222	146	140
Research and development expenses, net	654	427	304
Selling and marketing expenses	417	456	422
General and administrative expenses	1,945	1,044	301

	$3,423	$2,220	$1,304

e.	Dividends:

1.
In the event that cash dividends are declared by the Company, such dividends will be declared and paid in Israeli currency. Under current Israeli regulations, any cash dividend paid in Israeli currency in respect of ordinary shares purchased by non-residents of Israel with non-Israeli currency, may be freely repatriated in such non-Israeli currency, at the exchange rate prevailing at the time of repatriation.

2.	The Company has not adopted a policy regarding the distribution of dividends.

3.	Pursuant to the terms of a bank agreement, the Company is restricted from paying cash dividends to its shareholders without initial approval from the bank.